Accounts and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Components of Accounts and Other Receivables

Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2015	2014

Trade receivables	$131.0	$135.5
Other receivables and advances	3.1	4.7
Allowance for doubtful accounts	(0.8)	(1.0)

Total accounts and other receivables	$133.3	$139.2

Allowance for Doubtful Accounts

The following are changes in the allowance for doubtful accounts:

	31 March
(Millions of US dollars)	2015	2014

Balance at beginning of period	$1.0	$2.1
Adjustment to provision	(0.1)	0.2
Write-offs, net of recoveries	(0.1)	(1.3)

Balance at end of period	$0.8	$1.0